Eaton Vance

California Municipal Opportunities Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.3%

Security	Principal Amount (000’s omitted)	Value
Education — 2.5%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/21, 5.25%, 1/1/30	$1,000	$1,025,140
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	400	646,188
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	525,134
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	484,424
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	453,925
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,861,225
California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,562,232
University of California, 5.00%, 5/15/35	4,215	5,079,455

		$12,637,723

Electric Utilities — 8.7%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$898,159
Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,169,488
Los Angeles Department of Water & Power, Power System Revenue, 5.00%, 7/1/39(2)	7,875	10,469,655
Los Angeles Department of Water & Power, Power System Revenue, 5.00%, 7/1/45(2)	9,000	11,740,410
Sacramento Municipal Utility District, 4.00%, 8/15/40	1,575	1,907,735
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,136,657
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,530,995
Sacramento Municipal Utility District, 5.00%, 8/15/36	7,000	9,429,280
Southern California Public Power Authority, (Canyon Power Project), 0.38%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(3)	5,000	4,964,000

		$43,246,379

Escrowed/Prerefunded — 0.5%
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$915	$971,337
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	960	1,019,107
California Statewide Communities Development Authority, (Cottage Health System), Prerefunded to 11/1/20, 5.25%, 11/1/30	500	508,355

		$2,498,799

General Obligations — 33.7%
Allan Hancock Joint Community College District, (Election of 2006), 4.00%, 8/1/40	$3,500	$4,190,865
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/30	1,000	1,188,670
Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/31	1,000	1,178,770
Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	1,885	2,257,156
Brisbane School District, (Election of 2020), 4.00%, 8/1/35	155	179,054
Brisbane School District, (Election of 2020), 4.00%, 8/1/37	180	206,660
Brisbane School District, (Election of 2020), 4.00%, 8/1/40	360	410,497
Brisbane School District, (Election of 2020), 5.00%, 8/1/45	535	639,298
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/33	100	118,793
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/34	100	118,385

Security	Principal Amount (000’s omitted)	Value
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/35	$125	$147,166
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/36	585	684,140
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/37	685	798,114
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/38	675	784,289
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/39	905	1,048,868
Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/40	500	577,695
California, 5.00%, 9/1/20	1,650	1,663,051
California, 5.00%, 3/1/30	2,400	3,296,112
California, 5.00%, 3/1/35	5,850	7,801,618
California, 5.00%, 3/1/35	2,000	2,667,220
California, 5.00%, 4/1/35	1,000	1,305,200
California, 5.50%, 11/1/35	2,500	2,539,850
California, 0.38%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(3)	4,200	4,184,880
California, 0.56%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(3)	3,000	2,969,880
Chino Valley Unified School District, (Election of 2016), 4.00%, 8/1/45	3,000	3,536,310
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/36	125	165,616
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/38	650	853,938
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/39	650	851,383
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/40	925	1,206,181
Desert Community College District, 5.00%, 8/1/37	7,395	8,908,904
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/40	630	784,457
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/45	700	862,428
Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/49	1,220	1,497,257
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	293,245
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/33	620	727,403
Glendale Community College District, (Election of 2016), 4.00%, 8/1/50(2)	4,500	5,218,380
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/33	500	593,965
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/40	1,000	1,161,890
La Canada Unified School District, (Election of 2017), 4.00%, 8/1/45	1,445	1,660,811
Long Beach Unified School District, (Election of 2008), 4.00%, 8/1/32	1,275	1,549,291
Lucia Mar Unified School District, (Election of 2016), 4.00%, 8/1/49	2,300	2,676,740
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/29	100	123,405
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/30	200	244,184
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/31	180	217,861
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/32	360	432,144
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/33	500	596,060
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/34	1,075	1,276,218
Manteca Unified School District, (Election of 2014), 4.00%, 8/1/35	500	591,155
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,592,084
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,524,995
Mendocino Unified School District, (Election of 2020), 3.00%, 8/1/36	1,325	1,431,371
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/29	185	227,493
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/30	115	140,109
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/40	500	577,695
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/44	1,000	1,144,820
Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/49	2,020	2,299,548
Mountain View Whisman School District, (Election of 2020), 3.00%, 9/1/34	285	320,483
Mountain View Whisman School District, (Election of 2020), 3.00%, 9/1/35	550	613,118
Mountain View Whisman School District, (Election of 2020), 4.00%, 9/1/32	325	412,952
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	897,675
Ohlone Community College District, (Election of 2010), 4.00%, 8/1/24	350	401,478

Security	Principal Amount (000’s omitted)	Value
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	$1,860	$2,248,294
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,129,560
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,211,305
Palmdale School District, (Election of 2016), 5.25%, 8/1/42	7,495	9,283,307
Peralta Community College District, 5.00%, 8/1/26	600	743,010
Peralta Community College District, 5.00%, 8/1/27	500	633,880
Peralta Community College District, 5.00%, 8/1/29	1,110	1,468,463
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,496,030
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,865,541
Placer Union High School District, (Election of 2018), 4.00%, 8/1/31	500	600,495
Placer Union High School District, (Election of 2018), 4.00%, 8/1/34	1,000	1,183,020
Placer Union High School District, (Election of 2018), 4.00%, 8/1/40	2,030	2,356,992
Placer Union High School District, (Election of 2018), 5.00%, 8/1/45	2,175	2,665,071
Riverside Unified School District, (Election of 2016), 4.00%, 8/1/30	850	1,019,941
Riverside Unified School District, (Election of 2016), 4.00%, 8/1/31	1,250	1,492,087
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/36	255	295,583
San Bernardino Community College District, (Election of 2018), 4.00%, 8/1/37	500	578,020
San Diego Community College District, 4.00%, 8/1/34	4,500	5,180,085
San Francisco Bay Area Rapid Transit District, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,748,220
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/34	1,765	2,329,959
San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/35	250	328,558
San Francisco City and County, 4.00%, 6/15/32	3,810	4,642,485
San Francisco City and County, 4.00%, 6/15/33	200	241,458
San Francisco City and County, 4.00%, 6/15/34	275	329,959
San Francisco City and County, 4.00%, 6/15/35	200	238,344
San Jose-Evergreen Community College District, (Election of 2016), 3.00%, 9/1/34	1,300	1,431,066
San Jose-Evergreen Community College District, (Election of 2016), 3.00%, 9/1/35	1,225	1,340,836
San Jose-Evergreen Community College District, (Election of 2016), 4.00%, 9/1/31	700	863,443
San Jose-Evergreen Community College District, (Election of 2016), 4.00%, 9/1/32	900	1,097,883
San Jose-Evergreen Community College District, (Election of 2016), 4.00%, 9/1/33	850	1,027,004
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,358,477
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,249,270
San Mateo Union High School District, (Election of 2020), 3.00%, 9/1/34	1,000	1,101,620
San Mateo Union High School District, (Election of 2020), 3.00%, 9/1/35	250	273,440
San Mateo Union High School District, (Election of 2020), 4.00%, 9/1/33	400	483,640
San Rafael City Elementary School District, (Election of 2015), 5.00%, 8/1/38	500	628,170
Santa Clara County, (Election of 2008), 4.00%, 8/1/34	1,605	1,885,522
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/36	310	362,272
Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	949,271
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	615,850
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,222,470
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/27	150	184,323
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/28	200	245,364
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/29	250	308,513
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/32	95	114,118
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/33	140	167,250
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/35	275	326,051
Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/42	2,145	2,488,994

Security	Principal Amount (000’s omitted)	Value
Victor Valley Community College District, (Election of 2008), 4.00%, 8/1/50	$1,665	$1,887,977
Vista Unified School District, (Election of 2018), 5.00%, 8/1/28	160	210,242
Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	155	204,257
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/34	225	284,940
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/37	500	626,420
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/40	1,125	1,397,936
West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/43	1,000	1,234,430
Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	486,628
Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	710,933
Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,210,060

		$166,857,615

Hospital — 7.1%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$4,035,011
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	796,703
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,133,853
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	1,210	1,444,631
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,635,788
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/30	400	488,656
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,495,596
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,657,185
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/32	1,040	1,229,717
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,780,307
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	897,680
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	577,315
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	183,216
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	115,978
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	165,285
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	223,488
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	912,280
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	480,169
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,357,580
Oroville, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,260,650
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,243,323

		$35,114,411

Housing — 0.5%
Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,361,420

		$2,361,420

Industrial Development Revenue — 0.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	$2,500	$2,636,700

		$2,636,700

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,805
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,530,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,147,691
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	180,862
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,671
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	302,433
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	131,054

		$4,558,966

Insured-General Obligations — 6.8%
Anderson Valley Unified School District, (AGM), 4.00%, 8/1/28	$380	$462,908
Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	1,690	2,059,316
Corning Union High School District, (Election of 2016), (AGM), 4.00%, 8/1/49(2)	890	991,967
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	876,864
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	1,016,705
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,173,752
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,243,477
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,387,503
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,433,312
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	606,655
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	605,355
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,202,950
Konocti Unified School District, (Election of 2016), (AGM), 4.00%, 8/1/47(2)	2,295	2,549,906
McFarland Unified School District, (Election of 2020), (BAM), 4.00%, 11/1/30	165	197,734
McFarland Unified School District, (Election of 2020), (BAM), 4.00%, 11/1/35	880	1,021,662
McFarland Unified School District, (Election of 2020), (BAM), 4.00%, 11/1/45	1,125	1,267,999
Palo Verde Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/49	1,000	1,132,570
Pittsburg Unified School District Financing Authority, (AGM), 5.00%, 9/1/47	2,555	3,157,188
Rio Elementary School District, (Election of 2018), (BAM), 5.00%, 8/1/47	1,750	2,109,258
San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,244,330
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/34	800	1,001,368
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/36	1,025	1,273,030
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/40	1,000	1,229,080
Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/42	1,085	1,327,313
Val Verde Unified School District, (Election of 2012), (BAM), 4.00%, 8/1/46	850	963,161
Val Verde Unified School District, (Election of 2020), (BAM), 4.00%, 8/1/46	700	793,191
West Side Union Elementary School District, (Election of 2020), (AGM), 5.00%, 8/1/49	1,000	1,205,680

		$33,534,234

Insured-Special Tax Revenue — 0.8%
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	$1,570	$2,019,381
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	470	602,559
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,511,875

		$4,133,815

Insured-Transportation — 1.5%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,860,914
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,649,826

		$7,510,740

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,959,379
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,450,386
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), Green Bonds, 5.00%, 11/1/30	275	367,977
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.509%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	2,500	2,483,700
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018B, 0.509%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	450	447,066
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.451%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(3)	3,000	2,978,160
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A, 0.321%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(3)	700	697,382
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2012B, 0.321%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	7,970	7,940,192
Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	478,355

		$18,802,597

Senior Living/Life Care — 1.8%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$630,437
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	295,315
California Municipal Finance Authority, (HumanGood — California Obligated Group), 4.00%, 10/1/34	755	777,695
California Municipal Finance Authority, (HumanGood — California Obligated Group), 4.00%, 10/1/37	3,300	3,369,399
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,041,710
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	546,785
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	562,350
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	874,154
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	814,385

		$8,912,230

Solid Waste — 1.1%
Sacramento County Sanitation Districts Financing Authority, 5.00%, 12/1/50(2)	$3,600	$4,719,564
Yolo County Public Agencies Financing Authority, Solid Waste Revenue, 4.00%, 12/1/35	500	604,680

		$5,324,244

Special Tax Revenue — 4.3%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,731,622
Contra Costa Transportation Authority, Sales Tax Revenue, 0.371%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(3)	7,000	6,963,180
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	650,946
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	518,824
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	603,718

Security	Principal Amount (000’s omitted)	Value
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	$1,150	$1,322,327
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,142,130
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	499,892
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	398,322
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	725,763
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	883,215
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	548,860
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,822,680
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	549,891
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	827,049
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,886,855

		$21,075,274

Transportation — 11.9%
Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,527,740
Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,467,234
Bay Area Toll Authority, (San Francisco Bay Area), 1.55%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(3)	500	497,340
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,078,690
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	2,970,406
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,180,615
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,060	2,338,945
Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	594,255
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)	1,200	1,212,900
Los Angeles Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	4,990	5,040,399
Los Angeles Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/29	2,875	2,905,245
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,782,810
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/29	1,000	1,292,030
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	1,675	2,060,216
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,876,680
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,155,245
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/20	500	501,810
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,043,100
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/21	250	260,587
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/22	500	539,660
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,217,240
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,719,664

Security	Principal Amount (000’s omitted)	Value
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	$4,905	$5,627,752
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,712,067
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,654,965
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,035,988
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,489,870

		$58,783,453

Water and Sewer — 8.9%
Bakersfield, Wastewater Revenue, 5.00%, 9/15/31	$1,350	$1,855,737
Bakersfield, Wastewater Revenue, 5.00%, 9/15/32	1,620	2,205,436
California Department of Water Resources, 5.00%, 12/1/32	220	280,764
California Department of Water Resources, (Central Valley Project), 0.35%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(3)	3,700	3,700,074
East Bay Municipal Utility District, Water System Revenue, 5.00%, 6/1/32	1,500	1,806,585
Eastern Municipal Water District Financing Authority, 5.00%, 7/1/29	250	340,628
Eastern Municipal Water District Financing Authority, 5.00%, 7/1/33	1,000	1,361,870
Eastern Municipal Water District, Water and Wastewater Revenue, 0.421%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(3)	2,450	2,423,393
Eastern Municipal Water District, Water and Wastewater Revenue, 0.38%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(3)	2,000	1,991,320
Metropolitan Water District of Southern California, 5.00%, 7/1/33(2)	200	274,410
Metropolitan Water District of Southern California, 5.00%, 7/1/35	400	524,240
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	325	438,763
Metropolitan Water District of Southern California, 5.00%, 7/1/39(2)	5,000	6,702,400
Orange County Water District, 5.00%, 8/15/33	200	266,660
Rancho California Water District Financing Authority, 4.00%, 8/1/38	1,500	1,795,785
Rancho California Water District Financing Authority, 4.00%, 8/1/39	2,500	2,984,200
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	590,270
San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/36	1,000	1,232,810
San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/37	1,000	1,228,310
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,036,823
South Gate Utility Authority, Water Revenue, 4.00%, 10/1/34	2,360	2,758,698
South Placer Wastewater Authority, 5.00%, 11/1/32	1,000	1,411,640
South Placer Wastewater Authority, 5.00%, 11/1/33	1,825	2,591,701
South Placer Wastewater Authority, 5.00%, 11/1/34	1,500	2,142,900
South Placer Wastewater Authority, 5.00%, 11/1/35	1,505	2,169,939

		$44,115,356

Total Tax-Exempt Municipal Securities — 95.3% (identified cost $451,964,803)		$472,103,956

Taxable Municipal Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,098,471

		$4,098,471

Insured-General Obligations — 1.4%
Cloverdale Unified School District, (AGM), 3.026%, 8/1/38(2)	$1,000	$1,002,560
Oak Grove School District, (AGM), 2.282%, 8/1/32	1,000	1,033,300
Oak Grove School District, (AGM), 2.706%, 8/1/37	3,145	3,252,213
Palo Verde Unified School District, (Election of 2018), (AGM), 3.40%, 8/1/49	1,520	1,544,244

		$6,832,317

Insured-Lease Revenue/Certificates of Participation — 0.2%
Fresno Country, Pension Obligation Bonds, (NPFG), 0.00%, 8/15/20	$1,000	$997,830

		$997,830

Insured-Special Tax Revenue — 0.2%
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	$955	$989,084

		$989,084

Insured-Transportation — 0.1%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$595,397

		$595,397

Special Tax Revenue — 0.3%
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$262,573
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	267,590
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	272,212
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	275,190
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	274,222

		$1,351,787

Total Taxable Municipal Securities — 3.0% (identified cost $14,379,665)		$14,864,886

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,412,280

Total Corporate Bonds & Notes — 0.5% (identified cost $2,080,000)		$2,412,280

Total Investments — 98.8% (identified cost $468,424,468)		$489,381,122

Other Assets, Less Liabilities — 1.2%		$5,700,508

Net Assets — 100.0%		$495,081,630

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $6,205,785 or 1.3% of the Fund’s net assets.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$472,103,956	$—	$472,103,956
Taxable Municipal Securities	—	14,864,886	—	14,864,886
Corporate Bonds & Notes	—	2,412,280	—	2,412,280
Total Investments	$—	$489,381,122	$—	$489,381,122

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.